Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The unaudited interim condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial information pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted as permitted by rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. These unaudited interim condensed consolidated financial statements should be read in conjunction with the financial statements and related notes included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024, filed with the SEC on March 20, 2025. The consolidated balance sheet as of December 31, 2024 was derived from the audited consolidated financial statements of the Company.

In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary to make the unaudited interim condensed consolidated financial statements not misleading have been included. Operating results for the interim period ended June 30, 2025 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2025.

Principles of consolidation

Principles of consolidation

The unaudited interim condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove a majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Use of Estimates

 Use of Estimates

The preparation of the unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenue and expenses during the reported period in the unaudited interim condensed consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Company’s unaudited interim condensed consolidated financial statements mainly include, but are not limited to, the assessment of the allowance for doubtful accounts, the realizability of deferred income tax assets and cost of assurance-type warranty. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Short-term Investment

Short-term Investment

Short-term investments include wealth management products, which are certain deposits with principal not guaranteed with certain financial institutions and the Company can redeem the deposits at any time. The Company records wealth management products with maturities less than one year at fair value in accordance with ASC 825 Financial Instruments.

As of December 31, 2024 and June 30, 2025, the Company had short-term investments balance of nil and $1,400,000.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair Value of Financial Instruments – the Company adopted SFAS ASC 820-10-50, “Fair Value Measurements”. This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

●	Level one – Quoted market prices in active markets for identical assets or liabilities;
●	Level two – Inputs other than level one inputs that are either directly or indirectly observable; and
●	Level three – Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

The Company’s financial instruments consist principally of cash and cash equivalents, restricted cash, short-term investments, non-current financial investments, accounts receivable, accounts payable, short-term debts, notes payable and other liabilities.

Fair value measurements

Fair value measurements

The Company applies ASC 820, Fair Value Measurements and Disclosures, (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1 — Observable inputs such as quoted prices for identical instruments in active markets;
●	Level 2 — Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;
●	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, accounts receivable, advances to a related party, prepaid expenses and other current assets, accounts payable, taxes payable, and accrued expenses and other current liabilities approximate their recorded values due to their short-term maturities. The fair value of longer-term leases approximates their recorded values as their stated interest rates approximate the rates currently available.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers, effective as of January 1, 2020. Accordingly, the unaudited interim condensed consolidated financial statements for the six months ended June 30, 2024 and 2025 are presented under ASC 606. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is the transaction price the Company expects to be entitled to in exchange for the promised services in a contract in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). To achieve that core principle, the Company applies the following steps:

Step 1: Identify the contract (s) with a customer;

Step 2: Identify the performance obligations in the contract;

Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract;

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company is primarily engaged in the industry of medical instrumental software, with required medical instruments with which such software operates. Our main business during the reporting periods are sales of Particle Implantation Radiotherapy Treatment Planning System (FTTPS) and sales of Medical Auxiliary Supplies. No practical expedients were used when adoption ASC 606. Revenue recognition policies for each type of revenue stream are as follows:

Sales of FTTPS:

The Company sells FTTPS with computers, monitors or other medical equipment required by customers’ specific needs. The FTTPS sales contracts are primarily on a fixed price basis, which require the Company to provide core software, a set of hardware as peripherals to operate the software, and related services, including transportation, packaging, installation and training based on customers’ specific needs. The execution timeline of these sales contracts is typically within three months.

The hardware, software and services are considered as a single performance obligation, because the complete functionality required for brachytherapy is achieved only when these components are used in conjunction with one another. The customers cannot benefit from the hardware, software or services alone, but only upon the integration of software, hardware, installation and training. Typically, installation and training can be completed within two days after delivery. Revenue from sales of FTTPS is recognized at a point in time after the Company transferred control of the Company’s products and provided the services, generally upon the customer’s acceptance of the products and services. Beijing Feitian has not entered into any loss contracts to date.

In certain sales agreements, the Company provides an assurance-type warranty to the customers. This type of warranty promises to repair or replace a delivered good or service if it does not perform as expected. Since an assurance-type warranty guarantees the functionality of a product, the warranty is not accounted for as a separate performance obligation, and thus no transaction price is allocated to it. Rather, to account for an assurance-type warranty the vendor should estimate and accrue a warranty liability when the promised products or service is delivered to the customer under ASC 460. Generally, the estimated claim rates of warranty are based on actual warranty experience or Company’s best estimate. There were no such reserves for the six months ended June 30, 2024 and 2025 because the Company’s historical warranty expenses were immaterial to the Company’s unaudited interim condensed consolidated financial statements.

Sales of Medical Auxiliary Supplies:

The Company sells Medical Auxiliary Supplies to customers for the operation of FTTPS system. The promised goods are considered as a single performance obligation because the sales of Medical Auxiliary Supplies are independent and irrelated to sales of FTTPS. Revenue from sales of Medical Auxiliary Supplies is recognized at the point in time when the goods are delivered and the customer has accepted the delivery.

Disaggregated information of revenues by products:

	Six Months Ended June 30, 2024	Six Months Ended June 30, 2025
	(Unaudited)	(Unaudited)
Sales of FTTPS	$173,572	$58,194
Sales of Medical Auxiliary Supplies	36,916	9,313
Total revenues	$210,488	$67,507

Share-based compensation

Share-based compensation

The Company accounts for share-based compensation awards to non-employees in accordance with FASB ASC Topic 718 amended by ASU 2018-07. Under FASB ASC Topic 718, share compensation granted to non-employees has been determined as the fair value of the consideration received or the fair value of equity instrument issued, whichever is more reliably measured and is recognized as an expense as the goods or services are received. The Company amortized the share-based compensation expenses on a straight-line basis over the service period.

Foreign currency translation and transactions

Foreign currency translation and transactions

The reporting currency of the Company is U.S. dollars (“$”) and the accompanying unaudited interim condensed consolidated financial statements have been expressed in U.S. dollars. The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using the Chinese Yuan (“RMB”), the local currency, as the functional currency. The Company’s unaudited interim condensed consolidated financial statements have been translated into the reporting currency U.S. dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the unaudited interim condensed consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the unaudited interim condensed consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in unaudited interim condensed consolidated statements of changes in shareholders equity. Gains and losses from foreign currency transactions and balances are included in the results of operations.

The following table outlines the currency exchange rates that were used in preparing the unaudited interim condensed consolidated financial statements:

	June 30, 2024	June 30, 2025
Period-end spot rate	$1 = RMB 7.2672	$1 = RMB 7.1636
Average rate	$1 = RMB 7.2150	$1 = RMB 7.2526

Segment reporting

Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (CODM), or decision-making group, in deciding how to allocate resources and in assessing performance.

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands public entities’ segment disclosures, among others, requiring disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss; an amount and description of its composition for other segment items; and interim disclosures of a reportable segment’s profit or loss and assets. This new guidance was effective for us beginning with our unaudited interim condensed consolidated financial statements for the period ended June 30, 2024 and 2025, and applied retrospectively to all prior periods presented. The impact of the adoption of this guidance was not material to our financial position or results of operations, as the requirements impact only segment reporting disclosures in our notes to unaudited interim condensed consolidated financial statements.

The Company operates as one operating and reportable segment. All of the Company’s long-lived assets, comprised of property and equipment, are based in China. All of the Company’s revenue was in China for the six months ended June 30, 2024 and 2025, based on the location of the customers.

The Company’s CODM is our Chief Executive Officer. Our CODM makes decisions on resource allocation, evaluates operating performance, and monitors budget versus actual results using net loss. There are no reconciling items or adjustments between segment loss and net loss as presented in our statements of operations. The CODM does not review assets in evaluating the segment results and therefore such information is not presented.

Certain Risks and Concentration

Certain Risks and Concentration

Exchange Rate Risks

The Company operates in the PRC, which may give rise to significant foreign currency risks mainly from fluctuations and the degree of volatility of foreign exchange rates between the USD and the RMB.

Currency Convertibility Risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to the concentration of credit risks consist primarily of cash. The Company places its cash in good credit quality financial institutions in mainland China and Hong Kong. The bank deposits, with financial institutions in mainland China and Hong Kong are insured by the government authorities up to RMB500,000 and HKD800,000 per bank, respectively, as of June 30, 2025. The concentration of credit risks with respect to accounts receivable is linked to the concentration of revenue. To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition. Cash balances in bank accounts in mainland China are insured by the People’s Bank of China Financial Stability Department (“FSD”) where there is an RMB 500,000 ($70,424) deposit insurance limit for a legal entity’s aggregated balance at each bank. As a result, the amounts not insured by the government authorities with amounts up to were $5,949,269 and $31,247 as of December 31, 2024 and June 30, 2025, respectively. As of June 30, 2025, substantially all of the Company’s cash was held by major financial institutions located in mainland China and Hong Kong, which management believes are of high credit quality.

Risks and Uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations, including its organization and structure disclosed in Note1, this may not be indicative of future results.

Major Customers

For the six months ended June 30, 2025, the Company’s top two customers accounted for approximately 54% and 32% of total revenues, respectively. For the six months ended June 30, 2024, the Company’s top seven customers accounted for approximately 19%, 17%, 16%, 13%, 13%, 10% and 10% of total revenues, respectively. Except for the large customers mentioned above, no other customers of the Company individually contributed more than 10% of the Company’s revenue in the six months ended June 30, 2025 and 2024.

As of June 30, 2025, the balance due from the top four customers accounted for approximately 15%, 13%, 13%, and 12% of the Company’s total accounts receivable, respectively. As of December 31, 2024, the balance due from the top two customers accounted for approximately 17% and 10% of the Company’s total accounts receivable, respectively. Except for the customers mentioned above, no other customers of the Company individually contributed more than 10% of the Company’s accounts receivable in the fiscal year ended December 31, 2024 and in the six months ended June 30, 2025.

Major Suppliers

For the six months ended June 30, 2025, four major suppliers accounted for approximately 34%, 20% 16% and 12% of the total purchases, respectively. For the six months ended June 30, 2024, three major suppliers accounted for approximately 59%, 17% and 12% of the total purchases, respectively. Except for the principal suppliers mentioned above, no other suppliers of the Company individually contributed more than 10% of the Company’s purchases in the six months ended June 30, 2025 and 2024.

As of June 30, 2025, one supplier accounted for the balance of all accounts payable. As of December 31, 2024, one supplier accounted for the balance of all accounts payable. Except for the supplier mentioned above, no other suppliers of the Company individually contributed more than 10% of the Company’s accounts payable in the fiscal year ended December 31, 2024 and in the six months ended June 30, 2025.